Segment Information - Summary of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current assets	₩ 23,506	₩ 14,492	₩ 16,653
Korea
Disclosure of geographical areas [line items]
Non-current assets	15,488	9,183	10,884
Overseas
Disclosure of geographical areas [line items]
Non-current assets	₩ 8,018	₩ 5,309	₩ 5,769